Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets
Deferred gain on disposal of business	$ 871	$ 791
Investments, net	1,740	2,123
Deferred acquisition costs	1,059	1,013
Employee and post-retirement benefits	0	800
Capital loss carryforwards	0	266
Compensation related	2	5
Other	4	4
Total deferred tax asset	3,676	5,002
Deferred Tax Liabilities
Policyholder and separate account reserves	(1,324)	(1,542)
Net unrealized appreciation on securities	(4,390)	(3,279)
Employee and post-retirement benefits	(375)	0
Other	(37)	(54)
Total deferred tax liability	(6,126)	(4,875)
Net deferred income tax (liability) asset	(2,450)	127
Cumulative valuation allowance against deferred tax assets	0	0
Decrease in valuation allowance against deferred tax assets	(3,676)
Net operating loss carryforward	$ 0